CONVERTIBLE NOTES PAYABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE, NET

Convertible notes payable as of June 30, 2019 consisted of the following:

				Balance
		Accrued	Debt	As of
	Principal	Interest	Discount	June 30, 2019
10% OID Convertible Promissory Notes	$2,156,669	$232,997	$-	$2,389,666
7% Convertible note ($850,000)	270,787	24,669	-	295,456
	$2,427,456	$257,666	$-	$2,685,122

Convertible notes payable as of December 31, 2018 consisted of the following:

				Balance
				As of
	Principal	Accrued Interest	Debt Discount	December 31, 2018
10% OID Convertible Promissory Notes	$2,982,299	$135,780	$-	$3,118,079
7% Convertible note ($850,000)	270,787	15,267	-	286,054
	$3,253,086	$151,047	$-	$3,404,133

7% Convertible Notes Payable

On March 12, 2018, the Company entered into a Second Amendment to the Note. Pursuant to the Amendment, the Note’s maturity date has been extended to December 31, 2019, and interest accrues at 7% per annum, compounding on the maturity date. Additionally, after review of the Note and accrued interest, the Parties agreed that as of March 12, 2018, the outstanding balance on the Note was $270,787.

As of June 30, 2019, the outstanding principal on this 7% convertible note was $270,787 and accrued interest was $24,669, which results in a total liability of $295,456.

10% Convertible Promissory Notes

Funding from Chicago Venture Partners, L.P. (“Chicago Venture”) and Iliad Research and Trading, L.P. (“Iliad”)

As of December 31, 2018, the outstanding principal balance due to Chicago Venture and Iliad was $2,982,299 and accrued interest was $135,780, which results in a total amount of $3,118,079.

During the year ended December 31, 2018, Chicago Venture and Iliad converted principal and interest of $3,104,181 into 525,587,387 shares of our common stock at a per share conversion price of $0.0059 with a fair value of $7,756,330. The Company recognized $6,565,415 loss on debt conversions during the year ended December 31, 2018.

During the year ended December 31, 2018, the Company recorded an OID debt discount expense of $660,472 to interest expense related to the Chicago Venture and Iliad financing.

As of June 30, 2019, the outstanding principal balance due to Chicago Venture and Iliad was $2,156,669 and accrued interest was $232,997, which results in a total amount of $2,389,666.

During the six months ended June 30, 2019, Chicago Venture and Iliad converted principal and accrued interest of $745,000 into 171,017,865 shares of our common stock at a per share conversion price of $.0044 with a fair value of $1,293,341. The Company recognized $1,574,609 loss on debt conversions during the six months ended June 30, 2019.

Convertible notes payable as of December 31, 2018 consisted of the following:

				Balance
		Accrued	Debt	As of
	Principal	Interest	Discount	December 31, 2018
10% OID Convertible Promissory Notes	$2,982,299	$135,780	$-	$3,118,079
7% Convertible note ($850,000)	270,787	15,267	-	286,054
	$3,253,086	$151,047	$-	$3,404,133

Convertible notes payable as of December 31, 2017 consisted of the following:

				Balance
		Accrued	Debt	As of
	Principal	Interest	Discount	December 31, 2017
6% Secured convertible note (2014)	$39,251	$1,974	$-	$41,225
7% Convertible note ($850,000)	250,000	321,652	-	571,652
10% OID Convertible Promissory Notes	2,980,199	120,492	(698,547)	2,402,144
	$3,269,450	$444,118	$(698,547)	$3,015,021

6% Secured Convertible Note and Secured Credit Facility (2014)

On March 13, 2018, the Company, received a Notice of Conversion from Logic Works LLC converting principal and interest of $41,690 owed under that a 6% Convertible Note into 16,445,609 shares of our common stock with a fair value of $248,329. As of March 13, 2018, the outstanding balance on the Convertible Note was $0.

7% Convertible Notes Payable

As of December 31, 2017, the outstanding principal on the 7% convertible note was $250,000 and accrued interest was $321,652, which results in a total liability of $571,652.

On February 12, 2018, the Company received a Notice of Conversion from Forglen LLC converting principal and interest of $321,945 owed under that 7% Convertible Note as amended June 19, 2014 into 127,000,000 shares of the Company’s common stock with a fair value of $2,235,200. On March 12, 2018, the Company entered into a Second Amendment to the Note. Pursuant to the Amendment, the Note’s maturity date has been extended to December 31, 2019, and interest accrues at 7% per annum, compounding on the maturity date. Additionally, after review of the Note and accrued interest, the Parties agreed that as of March 12, 2018, the outstanding balance on the Note was $270,787.

As of December 31, 2018, the outstanding principal on this 7% convertible note was $270,787 and accrued interest was $15,267, which results in a total liability of $286,054.

10% Convertible Promissory Notes

Funding from Chicago Venture Partners, L.P. (“Chicago Venture”)

As of December 31, 2017, the outstanding principal balance due to Chicago Venture was $2,980,199, accrued interest was $120,492, net of the discount of $698,547, which results in a total amount of $2,402,144.

As of December 31, 2018, the outstanding principal balance due to Chicago Venture is $1,112,200 and accrued interest was $90,931, which results in a total amount of $1,203,230.

During the year ended December 31, 2018, Chicago Venture converted principal and interest of $3,104,181 into 525,587,387 shares of our common stock at a per share conversion price of $0.0059 with a fair value of $7,756,330. The Company recognized $6,565,415 loss on debt conversions during the year ended December 31, 2018.

During the year ended December 31, 2018, the Company recorded an OID debt discount expense of $660,472 to interest expense related to the Chicago Venture financing.

Securities Purchase Agreement, Secured Promissory Notes and Security Agreement with Iliad Research and Trading, L.P. (“Iliad”)

On August 10, 2018, the Company closed the transactions described below with Iliad.

On August 7, 2018, the Company executed the following agreements with Iliad: (i) Securities Purchase Agreement; (ii) Secured Promissory Notes; and (iii) Security Agreement (collectively the “Iliad Agreements”). The Company entered into the Iliad Agreements with the intent to acquire working capital to grow our businesses.

The total amount of funding under the Iliad Agreements is $1,500,000. The Convertible Promissory Note carries an original issue discount of $150,000 and a transaction expense amount of $5,000, for total debt of $1,655,000. The Company agreed to reserve three times the number of shares based on the redemption value with a minimum of 150 million shares of its common stock for issuance upon conversion of the Debt, if that occurs in the future. If not converted sooner, the Debt is due on or before August 7, 2019. The Debt carries an interest rate of ten percent (10%). The Debt is convertible, at Iliad’s option, into our common stock at $0.015 per share subject to adjustment as provided for in the Secured Promissory Notes. The Company’s obligation to pay the Debt, or any portion thereof, is secured by all of our assets. The Company has $504,098 available under this debt financing.

Securities Purchase Agreement, Secured Promissory Notes and Security Agreement with Iliad

On October 15, 2018, we executed the following agreements with Iliad: (i) Securities Purchase Agreement; (ii) Secured Promissory Notes; (iii) Security Agreement; and (iv) Warrant to Purchase Shares of Common Shares (collectively the “Iliad Agreements”). The Company entered into the Iliad Agreements with the intent to acquire EZ-Clone Enterprises, Inc.

The total amount of funding under the Iliad Agreements is $700,000. The Convertible Promissory Note carries an original issue discount of $70,000 and a transaction expense amount of $5,000, for total debt of $775,000. The Company agreed to reserve 350 million shares of its common stock for issuance upon conversion of the Debt, if that occurs in the future. If not converted sooner, the Debt is due on or before July 15, 2018. The Debt carries an interest rate of ten percent (10%). The Debt is convertible, at Iliad’s option, into the Company’s common stock at 65% of the lowest trading prices in the twenty trading days before conversion.

The Warrant is exercisable for a period of five (5) years from the Closing, for the purchase of up to $387,500 shares of our Common Stock at the market price as of the date of exercise as defined in the agreements. The Warrant is subject to a cashless exercise option at the election of Iliad and other adjustments as detailed in the Warrant. The fair value of the warrant is $118,615 at December 31, 2018.

Our obligation to pay the Debt, or any portion thereof, is secured by all of the Company’s assets.

At December 31, 2018 the outstanding principal balance due to Iliad Research and Trading, L.P. is $1,870,000, accrued interest of $44,849 resulting in a total of $1,914,849. On January 17, 2019, the Company repaid $650,000 to Iliad.